Consolidated Statement of Stockholder's Deficit (Parenthetical) - shares	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Private Placement [Member] | Willow Lane Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	5,145,722	5,145,722